Note 5 - Accounting Policies and New Standards Adopted (Details Textual) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Apr. 01, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Transaction price allocated to remaining performance obligations		$ 90,844		$ 90,844
Increase (decrease) through conversion of convertible instruments, equity					$ 2,088
Total tax expense (income)		6,412	$ (1,833)	14,373	$ 4,964
Effect of overlay approach reclassification [member]
Statement Line Items [Line Items]
Total tax expense (income)	$ 5,616
Provision for trade receivables and unbilled revenues affetced by IFRS 9 [member]
Statement Line Items [Line Items]
Reclassification adjustments on financial assets that have been de-designated from overlay approach, before tax	23,636
IFRS 15 [member]
Statement Line Items [Line Items]
Deferred tax liability (asset) at end of period	7,493
Total tax expense (income)		$ 6,412		$ 14,373
IFRS 9 [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity	$ (17,863)